Royalty, stream and working interests	12 Months Ended
Dec. 31, 2020
Royalty, stream and working interests
Royalty, stream and working interests

Note 8 – Royalty, stream and working interests

(a)Royalties, streams and working interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges and reversals, comprised the following:

			Impairment
		Accumulated	(charges)
As at December 31, 2020	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,049.2	$(642.3)	$—	$406.9
Streams	4,346.6	(1,702.6)	9.6	2,653.6
Energy	1,944.7	(462.4)	(267.7)	1,214.6
Advanced	343.0	(49.0)	—	294.0
Exploration	76.1	(13.1)	—	63.0
	$7,759.6	$(2,869.4)	$(258.1)	$4,632.1
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2019	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,035.7	$(620.1)	$—	$415.6
Streams	4,346.3	(1,542.3)	—	2,804.0
Energy	1,756.4	(402.8)	—	1,353.6
Advanced	203.2	(32.3)	—	170.9
Exploration	66.2	(12.5)	—	53.7
	$7,407.8	$(2,610.0)	$—	$4,797.8

1.	Accumulated depletion includes previously recognized impairment charges.

Changes in royalty, stream and working interests for the periods ended December 31, 2020 and December 31, 2019 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2019	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Additions (note 4)	—	—	419.0	46.0	11.9	476.9
Transfers	5.9	—	—	(5.9)	—	—
Depletion	(46.0)	(163.6)	(49.0)	(0.9)	(0.2)	(259.7)
Impact of foreign exchange	5.6	—	17.0	1.9	0.5	25.0
Balance at December 31, 2019	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions (note 4)	18.8	—	170.2	118.6	8.2	315.8
Transfers	(1.2)	—	—	1.2	—	—
Impairment (charges) and reversals	—	9.6	(267.7)	—	—	(258.1)
Depletion	(31.5)	(160.0)	(44.9)	(2.1)	(0.2)	(238.7)
Impact of foreign exchange	5.2	—	3.4	5.4	1.3	15.3
Balance at December 31, 2020	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1

Of the total net book value as at December 31, 2020,  $3,327.3 million (December 31, 2019 - $3,743.8 million) is depletable and $1,304.8 million (December 31, 2019 - $1,054.0 million) is non-depletable.

(b)Impairment of Energy interests

Royalties, stream and working interests are reviewed for impairment if there is an indication that the carrying amount may not be recoverable. As a result of reduced production and capital spend by the operators of the Company’s Energy interests due to lower market expectations for oil and gas prices, the Company noted the presence of impairment indicators as at March 31, 2020 and carried out an asset impairment analysis of its Energy interests. Impairments in the carrying value of each CGU were measured and recorded to the extent that the carrying value of each CGU exceeds its estimated recoverable amount, which was the higher of FVLCD and VIU, which is generally calculated using an estimate of future discounted cash-flows.

The Company recorded impairment charges at March 31, 2020 with respect to the following CGUs based on the recoverable amount using a FVLCD model:

SCOOP/STACK

The Company’s interest in the SCOOP/STACK comprises acquisitions of royalty rights through the Royalty Acquisition Venture, a jointly-owned entity with Continental, as well as two packages of royalty rights acquired between December 2016 and November 2017.

Weyburn

The Company holds a 11.71% NRI, a 0.44% ORR and a 2.56% WI in the Weyburn Unit, which is located 129km southeast of Regina, Saskatchewan. The 11.71% NRI was acquired on November 13, 2012.

The following table summarizes the impairment losses recorded at March 31, 2020 and estimated recoverable amount by CGU on a pre-tax basis:

	Impairment	Recoverable
	amount	amount
Royalty, stream and working interests, net
SCOOP/STACK	$207.2	$309.2
Weyburn	60.5	162.8
Other assets
Oil well equipment	$4.0	$4.7
	$271.7	$476.7

Key assumptions and sensitivity analysis

Key assumptions and estimates used in determining the recoverable amounts of the Company’s Energy interests are related to oil prices and discount rates. The future cash flows expected from each CGU were derived from a model developed by management using cash-flows prepared by an independent reserve engineer or a third-party advisor, and expected performance based on publicly-released technical information to predict expected future production. For the SCOOP/STACK CGUs, the Company’s management made assumptions of future drilling activity to reflect the reduced capital spending by operators in the current environment.

The Company’s management made assumptions of future West Texas Intermediate (“WTI”) prices to estimate future revenues, based on long-term consensus price estimates obtained from a sample of independent reserve evaluators. For the Weyburn CGU, the differential to Edmonton Light prices assumption was $8.55/barrel, and the U.S. dollar to Canadian dollar foreign exchange rate assumption was $0.72. Forecasted WTI prices as at March 31, 2020 used to determine future cash flows were as follows:

						Average
						Annual
	Remainder of					Increase
	2020	2021	2022	2023	2024	Thereafter
WTI oil price (US$/barrel)	$30.00	$41.18	$49.88	$55.87	$57.98	2%

The future cash-flows were discounted using an after-tax discount rate which reflects specific market risk factors associated with individual characteristics of the CGU. For the SCOOP/STACK CGUs, the discount rate ranged between 5% for proved producing reserves to 12% for undeveloped contingent resources. For the Weyburn CGU, the discount rate assumed was 9.5%.

While oil and gas prices have partially rebounded from April 2020, there remains a level of uncertainty surrounding oil and gas prices. The Company determined that this did not warrant a consideration of an indicator of reversal in the previously recorded impairments.

A sensitivity analysis showing the impact of a change, in isolation, in the WTI oil price and discount rate assumptions is shown below:

	Increase (Decrease) to Impairment Charges
	1% Increase	1% Decrease	10% Decrease	10% Increase
	in the	in the	in WTI Oil	in WTI Oil
	Discount Rate	Discount Rate	Price	Price
SCOOP/STACK	$34.1	$(39.9)	$37.8	$(37.3)
Weyburn, including oil well equipment	16.9	(19.1)	39.8	(39.0)
	$51.0	$(59.0)	$77.6	$(76.3)

(c)Impairment reversal of Mine Waste Solutions stream

At every reporting period, the Company assesses whether there is an indication that an impairment loss previously recognized for an asset may no longer exist or may have decreased.

In 2014, the Company carried out an impairment analysis on its stream interest in the Mine Waste Solutions (“MWS”) tailings recovery operation in South Africa. Due to the capped nature of the stream and its limited optionality, the Company assessed that the reduction in consensus gold price estimates at the time was an indication of impairment, and, as a result, recorded an impairment of $26.6 million.

In 2020, the Company assessed that the increase in consensus gold price estimates represented an indication that the previously recorded impairment loss may no longer exist or may have decreased and carried out an asset impairment reversal analysis. The recoverable amount was based on the FVLCD. The recoverable amount determined for the MWS interest exceeded its carrying value. As such, a full reversal of the 2014 impairment loss, net of depletion had an impairment loss not previously been recorded, of $9.6 million was recognized, increasing the carrying value of the interest to $77.2 million. The following table summarizes the impairment reversal and estimated recoverable amount for the MWS stream interest on a pre-tax basis:

	Impairment
	reversal	Recoverable
	amount	amount
Royalty, stream and working interests, net
Mine Waste Solutions	$(9.6)	$114.8
	$(9.6)	$114.8

Key assumptions and sensitivity analysis

Key assumptions and estimates used in determining the recoverable amount of the Company’s MWS stream are related to gold prices and timing of unlevered cash flows.

The FVLCD for the MWS stream was determined by calculating the net present value (“NPV”) of the estimated future cash-flows expected to be generated by the mining of the MWS tailings. The estimates of future cash-flows were derived from a life-of-mine model developed by the Company’s management using MWS’s historical performance to predict future performance. Based on observable market or publicly available data, the Company’s management made assumptions of future gold prices to estimate future revenues. These price assumptions were supported by longer-term consensus price estimates obtained from a sample of analysts. Forecasted gold prices as at December 31, 2020 used to determine future cash flows were as follows:

	2021	2022	2023	2024
Gold price (US$/ounce)	$1,910	$1,886	$1,831	$1,681

The future cash-flows were discounted using a discount rate of 5% which reflects specific market risk factors associated with MWS.

A sensitivity analysis showing the impact of a change, in isolation, in the forecasted gold prices (+/- 10%) and discount rate (+/- 1%) was performed on the cash flow model for the MWS stream. Reviewing changes in the key assumptions did not have any impact on the result of the Company’s impairment reversal assessment.